Consolidated Statements of Cash Flows (Unaudited) - USD ($)		6 Months Ended			12 Months Ended
		Feb. 28, 2018		Feb. 28, 2017	Aug. 31, 2017		Aug. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (1,075,521)	[1]	$ (22,528)	$ (234,889)		$ (29,690)
Amortization of debt discount				169	600
Depreciation	[1]	146
Stock based compensation		156,001			3,332
Changes in operating assets and liabilities:
Prepaid expenses		(12,423)	[1]	(2,560)	(1,500)
Other receivable	[1]	(1,327)
Accounts payable and accrued liabilities		295,745	[1]	(10,527)	15,636		11,201
Accrued interest				847
Due to related party				12,406
Net cash used in operating activities		(637,379)		(22,193)	(216,821)		(18,489)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	[1]	(887)
Net cash used in investing activities	[1]	(887)
CASH FLOWS FROM FINANCING ACTIVITIES
Collection from stock issued for cash		592,137	[1]		772,681
Collection from share subscription receivable							600
Advance from related party		16,583	[1]	100	24,585		4,450
Repayment to shareholder					(11,317)
Repayment to related party	[1]	(15,843)
Proceeds from issuance of note payable				29,400	29,400
Repayment of note payable					(30,000)
Net cash provided by financing activities		592,877	[1]	29,500	785,349		5,050
Effects on changes in foreign exchange rate		(2,279)	[1]		657
Net increase (decrease) in cash and cash equivalents		(47,668)	[1]	7,307	569,185		(13,439)
Cash and cash equivalents - beginning of period		572,775	[1]	3,590	3,590		17,029
Cash and cash equivalents - end of period		525,107	[1]	10,897	572,775	[1]	3,590
Supplemental Cash Flow
Cash paid for interest		0	[1]	0	1,500
Cash paid for income taxes		$ 0	[1]	0	0		$ 0
Non-cash financing and investing activities:
Loan forgiven by previous shareholder				$ 16,856	$ 16,856

[1]	Restated